INVESTMENTS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
INVESTMENTS	INVESTMENTS
12.1 – Investments

	As of December 31,
Current	2021	2020

Mutual funds (1)	27,585	19,284
Commercial Papers (2)	4,996	—
TOTAL	32,581	19,284

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
Non current	2021	2020

Contribution to funds (3)	1,027	615
TOTAL	1,027	615

(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000, as of December 31, 2021 and 2020, the Company has payed 1,027 and 615, respectively.

12.2 – Investments in associates

Collokia investment

As of December 31, 2020, the Company had a 19.5% of participation in Collokia LLC.

On February 25, 2016, the Company signed a subscription agreement with Collokia LLC, through which Collokia LLC agreed to increase its capital by issuing 55,645 preferred units, from which the Company acquired 20,998 at the price of $23.81 per share for a total amount of 500. After this subscription, the Company has a 19.5% of participation in Collokia LLC for a total amount of 800 and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Collokia LLC, as the participation in the board of director, the approval of budget and business plan, among other decisions.

On January 6, 2021, the Company signed an Assignment of Membership Interest Agreement with Mr. Pablo Brenner to transfer all of its membership units in Collokia LLC by exercising the Company's Put Option Right. On January 12, 2021, Collokia LLC's management acknowledged and approve the transfer, and acknowledged and accepted the withdrawal of Globant España S.A. as member of the Company.

Acamica investment

On January 26, 2016, the Company signed a subscription agreement with Ignacio Moreno, Tomás Escobar, Gonzalo Orsi and Juan Badino (jointly "the Founders"); Fitory S.A., a company organized under the laws of Uruguay; Wayra Argentina S.A., a corporation organized under the laws of Argentina; Stultum Pecuniam Ventures LLC, a limited liability company organized under the laws of the state of Washington, United States; Ms. Eun Young Hwang ("Rebecca"); Acamica S.A., a company organized under the laws of Argentina ("Acamica Argentina") and Acamica Inc, a corporation organized under the laws of the state of Delaware, United States ("Acamica US" and together with Acamica Argentina, the "Acamica Group Companies") whereas the Founders own 100% of the capital share of Acamica Group Companies and formed a new company organized under the laws of Spain ("Holdco") which owned 100% of the capital shares of Acamica US and 97% of the capital shares of Acamica Argentina.

On January 3, 2017, pursuant to the terms of the subscription agreement the Company made a capital contribution of 750 to the Acamica Tecnologías S.L. (previously referred as Holdco) in exchange for a 20% ownership stake in the entity. On May 17, 2018, the Company signed a new share purchase and subscription agreement with Fitory S.A., Stultum Pecunian Ventures, LLC, Wayra Argentina S.A., Eun Young Hwang and Acámica Tecnologías S.A. Pursuant to such agreement, the Company purchased additional shares for an amount of 3,250. As of December 31, 2020, the Company has a 47.5% of participation in Acámica Tecnologías S.L. The investment is accounted using the equity method considering that the Company has significant influence over the operating and governance decisions of Acamica Tecnologías S.L., as the participation in the board of director, the approval of budget and business plan, among other decisions.

On April 22, 2021, the Company signed a subscription agreement alongside Fitory S.A., Wayra Argentina S.A., Stultum Pecunian Ventures LLC, Eun Young Hwang and Digital House Group Ltd ("Digital House"), pursuant to which the investors agree to sell their participation in Acamica to Digital House in exchange for the allotment and issuance of shares. However prior to the closing, on April 29, 2021, the Company made an additional contribution to Acamica for an amount of 1,095, increasing its participation to 51.93% obtaining temporary control of Acamica. On June 29, 2021, the subscription agreement was closed.The Company's share on the profit or loss or other comprehensive income of all the above-mentioned investments for the years ended 2018 and 2017 were not significant individually nor in the aggregate, except for the impairment recognized in Collokia in 2018. For the years ended December 31, 2021 and 2020, the Company share on the profit or loss for the investment in Acamica a loss of 233 and 622, respectively.